RESTRUCTURING COSTS (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2020
RESTRUCTURING COSTS
Restructuring and Related Cost, Expected Cost Remaining					$ 20.7	$ 46.2	$ 41.6	$ 7.9
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			$ 22.2	$ 25.8	25.8	28.3	15.6
Paid/Utilized			(17.9)	(17.1)	(24.3)	(48.7)	(28.9)
Expense	$ 71.7	$ 4.0	73.0	9.4	20.7	46.2	41.6
Restructuring reserve, ending balance	77.3	18.1	77.3	18.1	22.2	25.8	28.3
Severance and benefits
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			21.6	24.6	24.6	20.1	14.8
Paid/Utilized			(15.6)	(15.8)	(21.6)	(28.7)	(24.7)
Expense			70.7	8.3	18.6	33.2	30.0
Restructuring reserve, ending balance	76.7	17.1	76.7	17.1	21.6	24.6	20.1
Lease and contract terminations
Change in the liability for restructuring costs
Restructuring reserve, beginning balance						2.2	0.2
Paid/Utilized						(2.2)	(0.3)
Expense							2.3
Restructuring reserve, ending balance							2.2
Vacant facility and other shutdown costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance			0.6	1.2	1.2	5.9	0.2
Paid/Utilized			(2.3)	(1.3)	(1.3)	(15.2)	(2.4)
Expense			2.3	1.1	0.7	10.5	8.1
Restructuring reserve, ending balance	$ 0.6	$ 1.0	$ 0.6	$ 1.0	0.6	1.2	5.9
Start-up and moving costs
Change in the liability for restructuring costs
Restructuring reserve, beginning balance						0.1	0.4
Paid/Utilized					(1.4)	(2.6)	(1.5)
Expense					$ 1.4	$ 2.5	1.2
Restructuring reserve, ending balance							$ 0.1